Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT BOND DEBENTURE FUND INC
Entity Central Index Key	0000060365
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000018454
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class A
Trading Symbol	LBNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.39%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$9,775	$10,000	$10,000
1/31/2016	$9,576	$9,842	$10,138
2/29/2016	$9,563	$9,888	$10,210
3/31/2016	$9,935	$10,325	$10,303
4/30/2016	$10,188	$10,737	$10,343
5/31/2016	$10,255	$10,815	$10,345
6/30/2016	$10,364	$10,932	$10,531
7/31/2016	$10,648	$11,208	$10,598
8/31/2016	$10,801	$11,458	$10,586
9/30/2016	$10,856	$11,532	$10,580
10/31/2016	$10,814	$11,568	$10,499
11/30/2016	$10,843	$11,522	$10,250
12/31/2016	$10,983	$11,749	$10,265
1/31/2017	$11,149	$11,907	$10,285
2/28/2017	$11,288	$12,092	$10,354
3/31/2017	$11,275	$12,067	$10,349
4/30/2017	$11,401	$12,203	$10,428
5/31/2017	$11,485	$12,312	$10,509
6/30/2017	$11,511	$12,325	$10,498
7/31/2017	$11,665	$12,467	$10,543
8/31/2017	$11,692	$12,464	$10,638
9/30/2017	$11,803	$12,576	$10,587
10/31/2017	$11,914	$12,625	$10,593
11/30/2017	$11,925	$12,591	$10,580
12/31/2017	$11,994	$12,628	$10,628
1/31/2018	$12,108	$12,709	$10,506
2/28/2018	$11,946	$12,591	$10,406
3/31/2018	$11,873	$12,513	$10,473
4/30/2018	$11,856	$12,596	$10,395
5/31/2018	$11,900	$12,594	$10,469
6/30/2018	$11,855	$12,638	$10,456
7/31/2018	$11,957	$12,779	$10,459
8/31/2018	$12,091	$12,871	$10,526
9/30/2018	$12,136	$12,946	$10,458
10/31/2018	$11,807	$12,734	$10,376
11/30/2018	$11,747	$12,619	$10,438
12/31/2018	$11,540	$12,342	$10,629
1/31/2019	$11,973	$12,909	$10,742
2/28/2019	$12,142	$13,127	$10,736
3/31/2019	$12,327	$13,255	$10,942
4/30/2019	$12,449	$13,441	$10,945
5/31/2019	$12,429	$13,270	$11,139
6/30/2019	$12,771	$13,595	$11,279
7/31/2019	$12,845	$13,665	$11,304
8/31/2019	$12,903	$13,718	$11,597
9/30/2019	$12,849	$13,762	$11,535
10/31/2019	$12,890	$13,794	$11,570
11/30/2019	$12,899	$13,831	$11,564
12/31/2019	$13,083	$14,120	$11,556
1/31/2020	$13,222	$14,121	$11,778
2/29/2020	$13,150	$13,902	$11,990
3/31/2020	$11,527	$12,266	$11,920
4/30/2020	$11,996	$12,732	$12,132
5/31/2020	$12,483	$13,310	$12,188
6/30/2020	$12,691	$13,437	$12,265
7/31/2020	$13,193	$14,074	$12,448
8/31/2020	$13,400	$14,215	$12,348
9/30/2020	$13,259	$14,068	$12,341
10/31/2020	$13,332	$14,131	$12,286
11/30/2020	$13,839	$14,697	$12,406
12/31/2020	$14,077	$14,978	$12,423
1/31/2021	$14,132	$15,036	$12,334
2/28/2021	$14,273	$15,088	$12,156
3/31/2021	$14,195	$15,114	$12,005
4/30/2021	$14,353	$15,280	$12,099
5/31/2021	$14,378	$15,324	$12,139
6/30/2021	$14,504	$15,532	$12,224
7/31/2021	$14,543	$15,587	$12,361
8/31/2021	$14,617	$15,673	$12,337
9/30/2021	$14,520	$15,679	$12,230
10/31/2021	$14,610	$15,650	$12,227
11/30/2021	$14,531	$15,488	$12,263
12/31/2021	$14,536	$15,779	$12,232
1/31/2022	$14,053	$15,346	$11,968
2/28/2022	$13,885	$15,209	$11,835
3/31/2022	$13,671	$15,070	$11,506
4/30/2022	$13,279	$14,522	$11,069
5/31/2022	$13,247	$14,557	$11,141
6/30/2022	$12,590	$13,565	$10,966
7/31/2022	$13,056	$14,383	$11,234
8/31/2022	$12,844	$14,041	$10,917
9/30/2022	$12,370	$13,478	$10,445
10/31/2022	$12,576	$13,862	$10,310
11/30/2022	$12,823	$14,122	$10,689
12/31/2022	$12,692	$14,018	$10,641
1/31/2023	$13,086	$14,566	$10,968
2/28/2023	$12,827	$14,380	$10,684
3/31/2023	$12,919	$14,540	$10,956
4/30/2023	$12,972	$14,683	$11,022
5/31/2023	$12,787	$14,544	$10,902
6/30/2023	$12,934	$14,782	$10,863
7/31/2023	$13,065	$14,994	$10,856
8/31/2023	$12,973	$15,039	$10,786
9/30/2023	$12,750	$14,863	$10,512
10/31/2023	$12,621	$14,679	$10,346
11/30/2023	$13,156	$15,350	$10,815
12/31/2023	$13,562	$15,917	$11,229
1/31/2024	$13,608	$15,921	$11,198
2/29/2024	$13,634	$15,968	$11,040
3/31/2024	$13,836	$16,160	$11,142
4/30/2024	$13,670	$15,999	$10,860
5/31/2024	$13,857	$16,182	$11,044
6/30/2024	$13,945	$16,339	$11,149
7/31/2024	$14,153	$16,661	$11,409
8/31/2024	$14,382	$16,927	$11,573
9/30/2024	$14,591	$17,204	$11,728
10/31/2024	$14,419	$17,110	$11,437
11/30/2024	$14,629	$17,308	$11,558
12/31/2024	$14,480	$17,234	$11,369
1/31/2025	$14,695	$17,473	$11,430
2/28/2025	$14,770	$17,588	$11,681
3/31/2025	$14,599	$17,400	$11,685
4/30/2025	$14,529	$17,402	$11,731
5/31/2025	$14,687	$17,695	$11,647
6/30/2025	$15,031	$18,025	$11,826
7/31/2025	$15,064	$18,098	$11,795
8/31/2025	$15,330	$18,320	$11,936
9/30/2025	$15,468	$18,461	$12,067
10/31/2025	$15,587	$18,499	$12,142
11/30/2025	$15,640	$18,592	$12,217
12/31/2025	$15,695	$18,714	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	8.39%	2.20%	4.85%
Class A with sales charge	6.01%	1.74%	4.61%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 23,018,359,961
Holdings Count | Holding	897
Advisory Fees Paid, Amount	$ 90,619,125
InvestmentCompanyPortfolioTurnover	310.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018456
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class C
Trading Symbol	BDLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	1.40%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.71%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,792	$9,842	$10,138
2/29/2016	$9,773	$9,888	$10,210
3/31/2016	$10,148	$10,325	$10,303
4/30/2016	$10,400	$10,737	$10,343
5/31/2016	$10,463	$10,815	$10,345
6/30/2016	$10,568	$10,932	$10,531
7/31/2016	$10,851	$11,208	$10,598
8/31/2016	$11,002	$11,458	$10,586
9/30/2016	$11,052	$11,532	$10,580
10/31/2016	$11,004	$11,568	$10,499
11/30/2016	$11,027	$11,522	$10,250
12/31/2016	$11,163	$11,749	$10,265
1/31/2017	$11,326	$11,907	$10,285
2/28/2017	$11,462	$12,092	$10,354
3/31/2017	$11,442	$12,067	$10,349
4/30/2017	$11,564	$12,203	$10,428
5/31/2017	$11,643	$12,312	$10,509
6/30/2017	$11,664	$12,325	$10,498
7/31/2017	$11,813	$12,467	$10,543
8/31/2017	$11,834	$12,464	$10,638
9/30/2017	$11,941	$12,576	$10,587
10/31/2017	$12,046	$12,625	$10,593
11/30/2017	$12,051	$12,591	$10,580
12/31/2017	$12,115	$12,628	$10,628
1/31/2018	$12,222	$12,709	$10,506
2/28/2018	$12,054	$12,591	$10,406
3/31/2018	$11,974	$12,513	$10,473
4/30/2018	$11,951	$12,596	$10,395
5/31/2018	$11,989	$12,594	$10,469
6/30/2018	$11,952	$12,638	$10,456
7/31/2018	$12,034	$12,779	$10,459
8/31/2018	$12,162	$12,871	$10,526
9/30/2018	$12,200	$12,946	$10,458
10/31/2018	$11,879	$12,734	$10,376
11/30/2018	$11,798	$12,619	$10,438
12/31/2018	$11,585	$12,342	$10,629
1/31/2019	$12,011	$12,909	$10,742
2/28/2019	$12,175	$13,127	$10,736
3/31/2019	$12,353	$13,255	$10,942
4/30/2019	$12,484	$13,441	$10,945
5/31/2019	$12,458	$13,270	$11,139
6/30/2019	$12,777	$13,595	$11,279
7/31/2019	$12,844	$13,665	$11,304
8/31/2019	$12,896	$13,718	$11,597
9/30/2019	$12,836	$13,762	$11,535
10/31/2019	$12,870	$13,794	$11,570
11/30/2019	$12,872	$13,831	$11,564
12/31/2019	$13,064	$14,120	$11,556
1/31/2020	$13,179	$14,121	$11,778
2/29/2020	$13,101	$13,902	$11,990
3/31/2020	$11,481	$12,266	$11,920
4/30/2020	$11,942	$12,732	$12,132
5/31/2020	$12,418	$13,310	$12,188
6/30/2020	$12,618	$13,437	$12,265
7/31/2020	$13,109	$14,074	$12,448
8/31/2020	$13,307	$14,215	$12,348
9/30/2020	$13,161	$14,068	$12,341
10/31/2020	$13,226	$14,131	$12,286
11/30/2020	$13,720	$14,697	$12,406
12/31/2020	$13,948	$14,978	$12,423
1/31/2021	$13,995	$15,036	$12,334
2/28/2021	$14,128	$15,088	$12,156
3/31/2021	$14,042	$15,114	$12,005
4/30/2021	$14,191	$15,280	$12,099
5/31/2021	$14,208	$15,324	$12,139
6/30/2021	$14,325	$15,532	$12,224
7/31/2021	$14,356	$15,587	$12,361
8/31/2021	$14,421	$15,673	$12,337
9/30/2021	$14,318	$15,679	$12,230
10/31/2021	$14,399	$15,650	$12,227
11/30/2021	$14,331	$15,488	$12,263
12/31/2021	$14,311	$15,779	$12,232
1/31/2022	$13,846	$15,346	$11,968
2/28/2022	$13,658	$15,209	$11,835
3/31/2022	$13,440	$15,070	$11,506
4/30/2022	$13,049	$14,522	$11,069
5/31/2022	$13,010	$14,557	$11,141
6/30/2022	$12,360	$13,565	$10,966
7/31/2022	$12,810	$14,383	$11,234
8/31/2022	$12,595	$14,041	$10,917
9/30/2022	$12,126	$13,478	$10,445
10/31/2022	$12,320	$13,862	$10,310
11/30/2022	$12,556	$14,122	$10,689
12/31/2022	$12,421	$14,018	$10,641
1/31/2023	$12,799	$14,566	$10,968
2/28/2023	$12,522	$14,380	$10,684
3/31/2023	$12,623	$14,540	$10,956
4/30/2023	$12,669	$14,683	$11,022
5/31/2023	$12,482	$14,544	$10,902
6/30/2023	$12,619	$14,782	$10,863
7/31/2023	$12,721	$14,994	$10,856
8/31/2023	$12,644	$15,039	$10,786
9/30/2023	$12,421	$14,863	$10,512
10/31/2023	$12,271	$14,679	$10,346
11/30/2023	$12,802	$15,350	$10,815
12/31/2023	$13,190	$15,917	$11,229
1/31/2024	$13,228	$15,921	$11,198
2/29/2024	$13,247	$15,968	$11,040
3/31/2024	$13,417	$16,160	$11,142
4/30/2024	$13,250	$15,999	$10,860
5/31/2024	$13,443	$16,182	$11,044
6/30/2024	$13,522	$16,339	$11,149
7/31/2024	$13,716	$16,661	$11,409
8/31/2024	$13,911	$16,927	$11,573
9/30/2024	$14,126	$17,204	$11,728
10/31/2024	$13,952	$17,110	$11,437
11/30/2024	$14,148	$17,308	$11,558
12/31/2024	$13,997	$17,234	$11,369
1/31/2025	$14,178	$17,473	$11,430
2/28/2025	$14,263	$17,588	$11,681
3/31/2025	$14,091	$17,400	$11,685
4/30/2025	$14,017	$17,402	$11,731
5/31/2025	$14,161	$17,695	$11,647
6/30/2025	$14,484	$18,025	$11,826
7/31/2025	$14,509	$18,098	$11,795
8/31/2025	$14,757	$18,320	$11,936
9/30/2025	$14,882	$18,461	$12,067
10/31/2025	$14,988	$18,499	$12,142
11/30/2025	$15,031	$18,592	$12,217
12/31/2025	$15,076	$18,714	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	7.71%	1.57%	4.19%
Class C with sales charge	6.71%	1.57%	4.19%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 23,018,359,961
Holdings Count | Holding	897
Advisory Fees Paid, Amount	$ 90,619,125
InvestmentCompanyPortfolioTurnover	310.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000052177
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class F
Trading Symbol	LBDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.50%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,797	$9,842	$10,138
2/29/2016	$9,783	$9,888	$10,210
3/31/2016	$10,166	$10,325	$10,303
4/30/2016	$10,426	$10,737	$10,343
5/31/2016	$10,495	$10,815	$10,345
6/30/2016	$10,607	$10,932	$10,531
7/31/2016	$10,899	$11,208	$10,598
8/31/2016	$11,057	$11,458	$10,586
9/30/2016	$11,115	$11,532	$10,580
10/31/2016	$11,072	$11,568	$10,499
11/30/2016	$11,102	$11,522	$10,250
12/31/2016	$11,246	$11,749	$10,265
1/31/2017	$11,403	$11,907	$10,285
2/28/2017	$11,561	$12,092	$10,354
3/31/2017	$11,549	$12,067	$10,349
4/30/2017	$11,678	$12,203	$10,428
5/31/2017	$11,765	$12,312	$10,509
6/30/2017	$11,793	$12,325	$10,498
7/31/2017	$11,952	$12,467	$10,543
8/31/2017	$11,980	$12,464	$10,638
9/30/2017	$12,081	$12,576	$10,587
10/31/2017	$12,210	$12,625	$10,593
11/30/2017	$12,222	$12,591	$10,580
12/31/2017	$12,294	$12,628	$10,628
1/31/2018	$12,411	$12,709	$10,506
2/28/2018	$12,246	$12,591	$10,406
3/31/2018	$12,172	$12,513	$10,473
4/30/2018	$12,156	$12,596	$10,395
5/31/2018	$12,187	$12,594	$10,469
6/30/2018	$12,156	$12,638	$10,456
7/31/2018	$12,247	$12,779	$10,459
8/31/2018	$12,401	$12,871	$10,526
9/30/2018	$12,432	$12,946	$10,458
10/31/2018	$12,111	$12,734	$10,376
11/30/2018	$12,050	$12,619	$10,438
12/31/2018	$11,823	$12,342	$10,629
1/31/2019	$12,268	$12,909	$10,742
2/28/2019	$12,443	$13,127	$10,736
3/31/2019	$12,634	$13,255	$10,942
4/30/2019	$12,776	$13,441	$10,945
5/31/2019	$12,756	$13,270	$11,139
6/30/2019	$13,093	$13,595	$11,279
7/31/2019	$13,186	$13,665	$11,304
8/31/2019	$13,247	$13,718	$11,597
9/30/2019	$13,193	$13,762	$11,535
10/31/2019	$13,219	$13,794	$11,570
11/30/2019	$13,246	$13,831	$11,564
12/31/2019	$13,436	$14,120	$11,556
1/31/2020	$13,580	$14,121	$11,778
2/29/2020	$13,490	$13,902	$11,990
3/31/2020	$11,838	$12,266	$11,920
4/30/2020	$12,322	$12,732	$12,132
5/31/2020	$12,823	$13,310	$12,188
6/30/2020	$13,038	$13,437	$12,265
7/31/2020	$13,556	$14,074	$12,448
8/31/2020	$13,770	$14,215	$12,348
9/30/2020	$13,626	$14,068	$12,341
10/31/2020	$13,685	$14,131	$12,286
11/30/2020	$14,224	$14,697	$12,406
12/31/2020	$14,454	$14,978	$12,423
1/31/2021	$14,528	$15,036	$12,334
2/28/2021	$14,657	$15,088	$12,156
3/31/2021	$14,595	$15,114	$12,005
4/30/2021	$14,741	$15,280	$12,099
5/31/2021	$14,785	$15,324	$12,139
6/30/2021	$14,899	$15,532	$12,224
7/31/2021	$14,941	$15,587	$12,361
8/31/2021	$15,018	$15,673	$12,337
9/30/2021	$14,919	$15,679	$12,230
10/31/2021	$15,031	$15,650	$12,227
11/30/2021	$14,951	$15,488	$12,263
12/31/2021	$14,956	$15,779	$12,232
1/31/2022	$14,460	$15,346	$11,968
2/28/2022	$14,289	$15,209	$11,835
3/31/2022	$14,069	$15,070	$11,506
4/30/2022	$13,648	$14,522	$11,069
5/31/2022	$13,616	$14,557	$11,141
6/30/2022	$12,958	$13,565	$10,966
7/31/2022	$13,439	$14,383	$11,234
8/31/2022	$13,222	$14,041	$10,917
9/30/2022	$12,734	$13,478	$10,445
10/31/2022	$12,947	$13,862	$10,310
11/30/2022	$13,204	$14,122	$10,689
12/31/2022	$13,069	$14,018	$10,641
1/31/2023	$13,477	$14,566	$10,968
2/28/2023	$13,210	$14,380	$10,684
3/31/2023	$13,306	$14,540	$10,956
4/30/2023	$13,362	$14,683	$11,022
5/31/2023	$13,172	$14,544	$10,902
6/30/2023	$13,325	$14,782	$10,863
7/31/2023	$13,442	$14,994	$10,856
8/31/2023	$13,367	$15,039	$10,786
9/30/2023	$13,138	$14,863	$10,512
10/31/2023	$13,006	$14,679	$10,346
11/30/2023	$13,559	$15,350	$10,815
12/31/2023	$13,979	$15,917	$11,229
1/31/2024	$14,028	$15,921	$11,198
2/29/2024	$14,056	$15,968	$11,040
3/31/2024	$14,245	$16,160	$11,142
4/30/2024	$14,075	$15,999	$10,860
5/31/2024	$14,289	$16,182	$11,044
6/30/2024	$14,381	$16,339	$11,149
7/31/2024	$14,597	$16,661	$11,409
8/31/2024	$14,814	$16,927	$11,573
9/30/2024	$15,052	$17,204	$11,728
10/31/2024	$14,875	$17,110	$11,437
11/30/2024	$15,093	$17,308	$11,558
12/31/2024	$14,940	$17,234	$11,369
1/31/2025	$15,143	$17,473	$11,430
2/28/2025	$15,243	$17,588	$11,681
3/31/2025	$15,067	$17,400	$11,685
4/30/2025	$14,996	$17,402	$11,731
5/31/2025	$15,160	$17,695	$11,647
6/30/2025	$15,516	$18,025	$11,826
7/31/2025	$15,552	$18,098	$11,795
8/31/2025	$15,806	$18,320	$11,936
9/30/2025	$15,972	$18,461	$12,067
10/31/2025	$16,096	$18,499	$12,142
11/30/2025	$16,153	$18,592	$12,217
12/31/2025	$16,211	$18,714	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	8.50%	2.32%	4.95%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 23,018,359,961
Holdings Count | Holding	897
Advisory Fees Paid, Amount	$ 90,619,125
InvestmentCompanyPortfolioTurnover	310.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188230
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class F3
Trading Symbol	LBNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.88%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,109	$10,111	$10,051
5/31/2017	$10,186	$10,201	$10,128
6/30/2017	$10,211	$10,212	$10,118
7/31/2017	$10,350	$10,330	$10,162
8/31/2017	$10,389	$10,328	$10,253
9/30/2017	$10,478	$10,420	$10,204
10/31/2017	$10,579	$10,461	$10,210
11/30/2017	$10,604	$10,433	$10,197
12/31/2017	$10,655	$10,463	$10,244
1/31/2018	$10,758	$10,531	$10,126
2/28/2018	$10,628	$10,432	$10,030
3/31/2018	$10,552	$10,368	$10,094
4/30/2018	$10,540	$10,437	$10,019
5/31/2018	$10,581	$10,435	$10,091
6/30/2018	$10,556	$10,471	$10,078
7/31/2018	$10,637	$10,588	$10,080
8/31/2018	$10,758	$10,665	$10,145
9/30/2018	$10,800	$10,727	$10,080
10/31/2018	$10,522	$10,551	$10,000
11/30/2018	$10,470	$10,456	$10,060
12/31/2018	$10,274	$10,226	$10,245
1/31/2019	$10,663	$10,696	$10,354
2/28/2019	$10,817	$10,877	$10,348
3/31/2019	$10,985	$10,983	$10,546
4/30/2019	$11,110	$11,137	$10,549
5/31/2019	$11,095	$10,995	$10,736
6/30/2019	$11,389	$11,265	$10,871
7/31/2019	$11,458	$11,323	$10,895
8/31/2019	$11,513	$11,367	$11,177
9/30/2019	$11,467	$11,403	$11,118
10/31/2019	$11,506	$11,429	$11,151
11/30/2019	$11,530	$11,461	$11,146
12/31/2019	$11,698	$11,700	$11,138
1/31/2020	$11,810	$11,701	$11,352
2/29/2020	$11,748	$11,519	$11,557
3/31/2020	$10,308	$10,164	$11,489
4/30/2020	$10,731	$10,550	$11,693
5/31/2020	$11,171	$11,029	$11,747
6/30/2020	$11,360	$11,133	$11,821
7/31/2020	$11,799	$11,662	$11,998
8/31/2020	$11,988	$11,778	$11,901
9/30/2020	$11,863	$11,656	$11,894
10/31/2020	$11,931	$11,709	$11,841
11/30/2020	$12,390	$12,178	$11,958
12/31/2020	$12,607	$12,411	$11,974
1/31/2021	$12,659	$12,458	$11,888
2/28/2021	$12,788	$12,502	$11,716
3/31/2021	$12,720	$12,524	$11,570
4/30/2021	$12,865	$12,661	$11,662
5/31/2021	$12,890	$12,697	$11,700
6/30/2021	$13,006	$12,870	$11,782
7/31/2021	$13,044	$12,915	$11,914
8/31/2021	$13,113	$12,987	$11,891
9/30/2021	$13,028	$12,992	$11,788
10/31/2021	$13,113	$12,967	$11,785
11/30/2021	$13,045	$12,833	$11,820
12/31/2021	$13,051	$13,074	$11,789
1/31/2022	$12,635	$12,716	$11,535
2/28/2022	$12,470	$12,602	$11,407
3/31/2022	$12,295	$12,486	$11,090
4/30/2022	$11,928	$12,033	$10,669
5/31/2022	$11,902	$12,062	$10,738
6/30/2022	$11,326	$11,240	$10,569
7/31/2022	$11,734	$11,917	$10,828
8/31/2022	$11,561	$11,634	$10,522
9/30/2022	$11,136	$11,167	$10,067
10/31/2022	$11,307	$11,486	$9,937
11/30/2022	$11,550	$11,702	$10,302
12/31/2022	$11,433	$11,615	$10,256
1/31/2023	$11,793	$12,069	$10,571
2/28/2023	$11,544	$11,915	$10,298
3/31/2023	$11,646	$12,048	$10,559
4/30/2023	$11,696	$12,166	$10,623
5/31/2023	$11,531	$12,051	$10,508
6/30/2023	$11,667	$12,248	$10,470
7/31/2023	$11,771	$12,424	$10,463
8/31/2023	$11,707	$12,461	$10,396
9/30/2023	$11,508	$12,316	$10,132
10/31/2023	$11,394	$12,163	$9,972
11/30/2023	$11,881	$12,718	$10,424
12/31/2023	$12,235	$13,189	$10,823
1/31/2024	$12,280	$13,192	$10,793
2/29/2024	$12,324	$13,231	$10,640
3/31/2024	$12,492	$13,390	$10,739
4/30/2024	$12,344	$13,257	$10,467
5/31/2024	$12,534	$13,408	$10,645
6/30/2024	$12,618	$13,539	$10,746
7/31/2024	$12,809	$13,805	$10,997
8/31/2024	$13,002	$14,025	$11,155
9/30/2024	$13,213	$14,255	$11,304
10/31/2024	$13,059	$14,178	$11,024
11/30/2024	$13,253	$14,341	$11,140
12/31/2024	$13,102	$14,280	$10,958
1/31/2025	$13,301	$14,478	$11,016
2/28/2025	$13,391	$14,573	$11,258
3/31/2025	$13,238	$14,418	$11,263
4/30/2025	$13,177	$14,419	$11,307
5/31/2025	$13,324	$14,662	$11,226
6/30/2025	$13,640	$14,935	$11,399
7/31/2025	$13,674	$14,996	$11,368
8/31/2025	$13,900	$15,180	$11,504
9/30/2025	$14,048	$15,297	$11,630
10/31/2025	$14,141	$15,328	$11,703
11/30/2025	$14,212	$15,405	$11,775
12/31/2025	$14,265	$15,507	$11,758

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	8.88%	2.50%	4.15%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	5.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.87%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 23,018,359,961
Holdings Count | Holding	897
Advisory Fees Paid, Amount	$ 90,619,125
InvestmentCompanyPortfolioTurnover	310.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018458
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class I
Trading Symbol	LBNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.62%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,797	$9,842	$10,138
2/29/2016	$9,784	$9,888	$10,210
3/31/2016	$10,169	$10,325	$10,303
4/30/2016	$10,431	$10,737	$10,343
5/31/2016	$10,501	$10,815	$10,345
6/30/2016	$10,614	$10,932	$10,531
7/31/2016	$10,895	$11,208	$10,598
8/31/2016	$11,068	$11,458	$10,586
9/30/2016	$11,127	$11,532	$10,580
10/31/2016	$11,085	$11,568	$10,499
11/30/2016	$11,116	$11,522	$10,250
12/31/2016	$11,262	$11,749	$10,265
1/31/2017	$11,420	$11,907	$10,285
2/28/2017	$11,580	$12,092	$10,354
3/31/2017	$11,568	$12,067	$10,349
4/30/2017	$11,684	$12,203	$10,428
5/31/2017	$11,787	$12,312	$10,509
6/30/2017	$11,801	$12,325	$10,498
7/31/2017	$11,976	$12,467	$10,543
8/31/2017	$12,005	$12,464	$10,638
9/30/2017	$12,107	$12,576	$10,587
10/31/2017	$12,224	$12,625	$10,593
11/30/2017	$12,251	$12,591	$10,580
12/31/2017	$12,325	$12,628	$10,628
1/31/2018	$12,428	$12,709	$10,506
2/28/2018	$12,278	$12,591	$10,406
3/31/2018	$12,189	$12,513	$10,473
4/30/2018	$12,189	$12,596	$10,395
5/31/2018	$12,221	$12,594	$10,469
6/30/2018	$12,191	$12,638	$10,456
7/31/2018	$12,283	$12,779	$10,459
8/31/2018	$12,439	$12,871	$10,526
9/30/2018	$12,471	$12,946	$10,458
10/31/2018	$12,148	$12,734	$10,376
11/30/2018	$12,088	$12,619	$10,438
12/31/2018	$11,860	$12,342	$10,629
1/31/2019	$12,310	$12,909	$10,742
2/28/2019	$12,487	$13,127	$10,736
3/31/2019	$12,680	$13,255	$10,942
4/30/2019	$12,824	$13,441	$10,945
5/31/2019	$12,805	$13,270	$11,139
6/30/2019	$13,145	$13,595	$11,279
7/31/2019	$13,223	$13,665	$11,304
8/31/2019	$13,285	$13,718	$11,597
9/30/2019	$13,232	$13,762	$11,535
10/31/2019	$13,276	$13,794	$11,570
11/30/2019	$13,304	$13,831	$11,564
12/31/2019	$13,497	$14,120	$11,556
1/31/2020	$13,625	$14,121	$11,778
2/29/2020	$13,553	$13,902	$11,990
3/31/2020	$11,888	$12,266	$11,920
4/30/2020	$12,376	$12,732	$12,132
5/31/2020	$12,883	$13,310	$12,188
6/30/2020	$13,100	$13,437	$12,265
7/31/2020	$13,607	$14,074	$12,448
8/31/2020	$13,841	$14,215	$12,348
9/30/2020	$13,679	$14,068	$12,341
10/31/2020	$13,757	$14,131	$12,286
11/30/2020	$14,285	$14,697	$12,406
12/31/2020	$14,535	$14,978	$12,423
1/31/2021	$14,594	$15,036	$12,334
2/28/2021	$14,743	$15,088	$12,156
3/31/2021	$14,663	$15,114	$12,005
4/30/2021	$14,830	$15,280	$12,099
5/31/2021	$14,875	$15,324	$12,139
6/30/2021	$14,991	$15,532	$12,224
7/31/2021	$15,034	$15,587	$12,361
8/31/2021	$15,113	$15,673	$12,337
9/30/2021	$15,014	$15,679	$12,230
10/31/2021	$15,111	$15,650	$12,227
11/30/2021	$15,049	$15,488	$12,263
12/31/2021	$15,038	$15,779	$12,232
1/31/2022	$14,556	$15,346	$11,968
2/28/2022	$14,383	$15,209	$11,835
3/31/2022	$14,162	$15,070	$11,506
4/30/2022	$13,738	$14,522	$11,069
5/31/2022	$13,707	$14,557	$11,141
6/30/2022	$13,042	$13,565	$10,966
7/31/2022	$13,530	$14,383	$11,234
8/31/2022	$13,311	$14,041	$10,917
9/30/2022	$12,819	$13,478	$10,445
10/31/2022	$13,035	$13,862	$10,310
11/30/2022	$13,295	$14,122	$10,689
12/31/2022	$13,160	$14,018	$10,641
1/31/2023	$13,573	$14,566	$10,968
2/28/2023	$13,304	$14,380	$10,684
3/31/2023	$13,402	$14,540	$10,956
4/30/2023	$13,460	$14,683	$11,022
5/31/2023	$13,268	$14,544	$10,902
6/30/2023	$13,443	$14,782	$10,863
7/31/2023	$13,562	$14,994	$10,856
8/31/2023	$13,468	$15,039	$10,786
9/30/2023	$13,257	$14,863	$10,512
10/31/2023	$13,105	$14,679	$10,346
11/30/2023	$13,665	$15,350	$10,815
12/31/2023	$14,091	$15,917	$11,229
1/31/2024	$14,141	$15,921	$11,198
2/29/2024	$14,170	$15,968	$11,040
3/31/2024	$14,383	$16,160	$11,142
4/30/2024	$14,212	$15,999	$10,860
5/31/2024	$14,409	$16,182	$11,044
6/30/2024	$14,504	$16,339	$11,149
7/31/2024	$14,723	$16,661	$11,409
8/31/2024	$14,944	$16,927	$11,573
9/30/2024	$15,186	$17,204	$11,728
10/31/2024	$15,007	$17,110	$11,437
11/30/2024	$15,230	$17,308	$11,558
12/31/2024	$15,076	$17,234	$11,369
1/31/2025	$15,282	$17,473	$11,430
2/28/2025	$15,384	$17,588	$11,681
3/31/2025	$15,206	$17,400	$11,685
4/30/2025	$15,135	$17,402	$11,731
5/31/2025	$15,303	$17,695	$11,647
6/30/2025	$15,665	$18,025	$11,826
7/31/2025	$15,703	$18,098	$11,795
8/31/2025	$15,983	$18,320	$11,936
9/30/2025	$16,130	$18,461	$12,067
10/31/2025	$16,257	$18,499	$12,142
11/30/2025	$16,315	$18,592	$12,217
12/31/2025	$16,375	$18,714	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	8.62%	2.41%	5.06%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 23,018,359,961
Holdings Count | Holding	897
Advisory Fees Paid, Amount	$ 90,619,125
InvestmentCompanyPortfolioTurnover	310.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018457
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class P
Trading Symbol	LBNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.22%, reflecting performance at the net asset value (NAV) of Class P shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,788	$9,842	$10,138
2/29/2016	$9,775	$9,888	$10,210
3/31/2016	$10,148	$10,325	$10,303
4/30/2016	$10,415	$10,737	$10,343
5/31/2016	$10,483	$10,815	$10,345
6/30/2016	$10,605	$10,932	$10,531
7/31/2016	$10,876	$11,208	$10,598
8/31/2016	$11,043	$11,458	$10,586
9/30/2016	$11,099	$11,532	$10,580
10/31/2016	$11,057	$11,568	$10,499
11/30/2016	$11,086	$11,522	$10,250
12/31/2016	$11,227	$11,749	$10,265
1/31/2017	$11,393	$11,907	$10,285
2/28/2017	$11,533	$12,092	$10,354
3/31/2017	$11,520	$12,067	$10,349
4/30/2017	$11,646	$12,203	$10,428
5/31/2017	$11,731	$12,312	$10,509
6/30/2017	$11,758	$12,325	$10,498
7/31/2017	$11,912	$12,467	$10,543
8/31/2017	$11,953	$12,464	$10,638
9/30/2017	$12,051	$12,576	$10,587
10/31/2017	$12,162	$12,625	$10,593
11/30/2017	$12,187	$12,591	$10,580
12/31/2017	$12,257	$12,628	$10,628
1/31/2018	$12,371	$12,709	$10,506
2/28/2018	$12,210	$12,591	$10,406
3/31/2018	$12,123	$12,513	$10,473
4/30/2018	$12,107	$12,596	$10,395
5/31/2018	$12,151	$12,594	$10,469
6/30/2018	$12,119	$12,638	$10,456
7/31/2018	$12,205	$12,779	$10,459
8/31/2018	$12,337	$12,871	$10,526
9/30/2018	$12,380	$12,946	$10,458
10/31/2018	$12,050	$12,734	$10,376
11/30/2018	$11,989	$12,619	$10,438
12/31/2018	$11,767	$12,342	$10,629
1/31/2019	$12,196	$12,909	$10,742
2/28/2019	$12,364	$13,127	$10,736
3/31/2019	$12,562	$13,255	$10,942
4/30/2019	$12,697	$13,441	$10,945
5/31/2019	$12,676	$13,270	$11,139
6/30/2019	$12,999	$13,595	$11,279
7/31/2019	$13,071	$13,665	$11,304
8/31/2019	$13,143	$13,718	$11,597
9/30/2019	$13,072	$13,762	$11,535
10/31/2019	$13,111	$13,794	$11,570
11/30/2019	$13,134	$13,831	$11,564
12/31/2019	$13,315	$14,120	$11,556
1/31/2020	$13,451	$14,121	$11,778
2/29/2020	$13,362	$13,902	$11,990
3/31/2020	$11,715	$12,266	$11,920
4/30/2020	$12,196	$12,732	$12,132
5/31/2020	$12,694	$13,310	$12,188
6/30/2020	$12,899	$13,437	$12,265
7/31/2020	$13,396	$14,074	$12,448
8/31/2020	$13,617	$14,215	$12,348
9/30/2020	$13,458	$14,068	$12,341
10/31/2020	$13,529	$14,131	$12,286
11/30/2020	$14,046	$14,697	$12,406
12/31/2020	$14,281	$14,978	$12,423
1/31/2021	$14,333	$15,036	$12,334
2/28/2021	$14,471	$15,088	$12,156
3/31/2021	$14,391	$15,114	$12,005
4/30/2021	$14,546	$15,280	$12,099
5/31/2021	$14,585	$15,324	$12,139
6/30/2021	$14,691	$15,532	$12,224
7/31/2021	$14,728	$15,587	$12,361
8/31/2021	$14,799	$15,673	$12,337
9/30/2021	$14,701	$15,679	$12,230
10/31/2021	$14,805	$15,650	$12,227
11/30/2021	$14,725	$15,488	$12,263
12/31/2021	$14,710	$15,779	$12,232
1/31/2022	$14,230	$15,346	$11,968
2/28/2022	$14,045	$15,209	$11,835
3/31/2022	$13,831	$15,070	$11,506
4/30/2022	$13,425	$14,522	$11,069
5/31/2022	$13,392	$14,557	$11,141
6/30/2022	$12,740	$13,565	$10,966
7/31/2022	$13,199	$14,383	$11,234
8/31/2022	$12,988	$14,041	$10,917
9/30/2022	$12,501	$13,478	$10,445
10/31/2022	$12,702	$13,862	$10,310
11/30/2022	$12,963	$14,122	$10,689
12/31/2022	$12,814	$14,018	$10,641
1/31/2023	$13,220	$14,566	$10,968
2/28/2023	$12,944	$14,380	$10,684
3/31/2023	$13,033	$14,540	$10,956
4/30/2023	$13,085	$14,683	$11,022
5/31/2023	$12,900	$14,544	$10,902
6/30/2023	$13,063	$14,782	$10,863
7/31/2023	$13,171	$14,994	$10,856
8/31/2023	$13,080	$15,039	$10,786
9/30/2023	$12,858	$14,863	$10,512
10/31/2023	$12,712	$14,679	$10,346
11/30/2023	$13,255	$15,350	$10,815
12/31/2023	$13,654	$15,917	$11,229
1/31/2024	$13,698	$15,921	$11,198
2/29/2024	$13,741	$15,968	$11,040
3/31/2024	$13,919	$16,160	$11,142
4/30/2024	$13,755	$15,999	$10,860
5/31/2024	$13,957	$16,182	$11,044
6/30/2024	$14,023	$16,339	$11,149
7/31/2024	$14,246	$16,661	$11,409
8/31/2024	$14,449	$16,927	$11,573
9/30/2024	$14,673	$17,204	$11,728
10/31/2024	$14,483	$17,110	$11,437
11/30/2024	$14,708	$17,308	$11,558
12/31/2024	$14,540	$17,234	$11,369
1/31/2025	$14,750	$17,473	$11,430
2/28/2025	$14,842	$17,588	$11,681
3/31/2025	$14,673	$17,400	$11,685
4/30/2025	$14,583	$17,402	$11,731
5/31/2025	$14,736	$17,695	$11,647
6/30/2025	$15,093	$18,025	$11,826
7/31/2025	$15,124	$18,098	$11,795
8/31/2025	$15,362	$18,320	$11,936
9/30/2025	$15,517	$18,461	$12,067
10/31/2025	$15,632	$18,499	$12,142
11/30/2025	$15,683	$18,592	$12,217
12/31/2025	$15,735	$18,714	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	8.22%	1.96%	4.64%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 23,018,359,961
Holdings Count | Holding	897
Advisory Fees Paid, Amount	$ 90,619,125
InvestmentCompanyPortfolioTurnover	310.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000052178
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R2
Trading Symbol	LBNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$123	1.18%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.11%, reflecting performance at the net asset value (NAV) of Class R2 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,793	$9,842	$10,138
2/29/2016	$9,776	$9,888	$10,210
3/31/2016	$10,154	$10,325	$10,303
4/30/2016	$10,409	$10,737	$10,343
5/31/2016	$10,474	$10,815	$10,345
6/30/2016	$10,581	$10,932	$10,531
7/31/2016	$10,867	$11,208	$10,598
8/31/2016	$11,020	$11,458	$10,586
9/30/2016	$11,073	$11,532	$10,580
10/31/2016	$11,026	$11,568	$10,499
11/30/2016	$11,052	$11,522	$10,250
12/31/2016	$11,191	$11,749	$10,265
1/31/2017	$11,356	$11,907	$10,285
2/28/2017	$11,495	$12,092	$10,354
3/31/2017	$11,478	$12,067	$10,349
4/30/2017	$11,601	$12,203	$10,428
5/31/2017	$11,683	$12,312	$10,509
6/30/2017	$11,706	$12,325	$10,498
7/31/2017	$11,859	$12,467	$10,543
8/31/2017	$11,882	$12,464	$10,638
9/30/2017	$11,991	$12,576	$10,587
10/31/2017	$12,100	$12,625	$10,593
11/30/2017	$12,107	$12,591	$10,580
12/31/2017	$12,173	$12,628	$10,628
1/31/2018	$12,284	$12,709	$10,506
2/28/2018	$12,116	$12,591	$10,406
3/31/2018	$12,038	$12,513	$10,473
4/30/2018	$12,017	$12,596	$10,395
5/31/2018	$12,058	$12,594	$10,469
6/30/2018	$12,023	$12,638	$10,456
7/31/2018	$12,107	$12,779	$10,459
8/31/2018	$12,239	$12,871	$10,526
9/30/2018	$12,280	$12,946	$10,458
10/31/2018	$11,958	$12,734	$10,376
11/30/2018	$11,878	$12,619	$10,438
12/31/2018	$11,666	$12,342	$10,629
1/31/2019	$12,099	$12,909	$10,742
2/28/2019	$12,266	$13,127	$10,736
3/31/2019	$12,449	$13,255	$10,942
4/30/2019	$12,584	$13,441	$10,945
5/31/2019	$12,559	$13,270	$11,139
6/30/2019	$12,884	$13,595	$11,279
7/31/2019	$12,955	$13,665	$11,304
8/31/2019	$13,009	$13,718	$11,597
9/30/2019	$12,951	$13,762	$11,535
10/31/2019	$12,988	$13,794	$11,570
11/30/2019	$12,992	$13,831	$11,564
12/31/2019	$13,174	$14,120	$11,556
1/31/2020	$13,308	$14,121	$11,778
2/29/2020	$13,232	$13,902	$11,990
3/31/2020	$11,595	$12,266	$11,920
4/30/2020	$12,063	$12,732	$12,132
5/31/2020	$12,548	$13,310	$12,188
6/30/2020	$12,753	$13,437	$12,265
7/31/2020	$13,253	$14,074	$12,448
8/31/2020	$13,457	$14,215	$12,348
9/30/2020	$13,311	$14,068	$12,341
10/31/2020	$13,379	$14,131	$12,286
11/30/2020	$13,884	$14,697	$12,406
12/31/2020	$14,118	$14,978	$12,423
1/31/2021	$14,168	$15,036	$12,334
2/28/2021	$14,306	$15,088	$12,156
3/31/2021	$14,222	$15,114	$12,005
4/30/2021	$14,375	$15,280	$12,099
5/31/2021	$14,396	$15,324	$12,139
6/30/2021	$14,517	$15,532	$12,224
7/31/2021	$14,552	$15,587	$12,361
8/31/2021	$14,621	$15,673	$12,337
9/30/2021	$14,519	$15,679	$12,230
10/31/2021	$14,605	$15,650	$12,227
11/30/2021	$14,521	$15,488	$12,263
12/31/2021	$14,521	$15,779	$12,232
1/31/2022	$14,051	$15,346	$11,968
2/28/2022	$13,862	$15,209	$11,835
3/31/2022	$13,643	$15,070	$11,506
4/30/2022	$13,248	$14,522	$11,069
5/31/2022	$13,211	$14,557	$11,141
6/30/2022	$12,569	$13,565	$10,966
7/31/2022	$13,012	$14,383	$11,234
8/31/2022	$12,814	$14,041	$10,917
9/30/2022	$12,320	$13,478	$10,445
10/31/2022	$12,520	$13,862	$10,310
11/30/2022	$12,781	$14,122	$10,689
12/31/2022	$12,628	$14,018	$10,641
1/31/2023	$13,016	$14,566	$10,968
2/28/2023	$12,754	$14,380	$10,684
3/31/2023	$12,841	$14,540	$10,956
4/30/2023	$12,890	$14,683	$11,022
5/31/2023	$12,701	$14,544	$10,902
6/30/2023	$12,862	$14,782	$10,863
7/31/2023	$12,969	$14,994	$10,856
8/31/2023	$12,873	$15,039	$10,786
9/30/2023	$12,666	$14,863	$10,512
10/31/2023	$12,516	$14,679	$10,346
11/30/2023	$13,041	$15,350	$10,815
12/31/2023	$13,440	$15,917	$11,229
1/31/2024	$13,481	$15,921	$11,198
2/29/2024	$13,502	$15,968	$11,040
3/31/2024	$13,698	$16,160	$11,142
4/30/2024	$13,529	$15,999	$10,860
5/31/2024	$13,709	$16,182	$11,044
6/30/2024	$13,793	$16,339	$11,149
7/31/2024	$13,993	$16,661	$11,409
8/31/2024	$14,215	$16,927	$11,573
9/30/2024	$14,417	$17,204	$11,728
10/31/2024	$14,242	$17,110	$11,437
11/30/2024	$14,465	$17,308	$11,558
12/31/2024	$14,293	$17,234	$11,369
1/31/2025	$14,500	$17,473	$11,430
2/28/2025	$14,570	$17,588	$11,681
3/31/2025	$14,396	$17,400	$11,685
4/30/2025	$14,323	$17,402	$11,731
5/31/2025	$14,473	$17,695	$11,647
6/30/2025	$14,807	$18,025	$11,826
7/31/2025	$14,835	$18,098	$11,795
8/31/2025	$15,092	$18,320	$11,936
9/30/2025	$15,223	$18,461	$12,067
10/31/2025	$15,334	$18,499	$12,142
11/30/2025	$15,382	$18,592	$12,217
12/31/2025	$15,452	$18,714	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	8.11%	1.82%	4.45%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 23,018,359,961
Holdings Count | Holding	897
Advisory Fees Paid, Amount	$ 90,619,125
InvestmentCompanyPortfolioTurnover	310.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000052179
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R3
Trading Symbol	LBNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.07%, reflecting performance at the net asset value (NAV) of Class R3 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,794	$9,842	$10,138
2/29/2016	$9,777	$9,888	$10,210
3/31/2016	$10,143	$10,325	$10,303
4/30/2016	$10,413	$10,737	$10,343
5/31/2016	$10,479	$10,815	$10,345
6/30/2016	$10,587	$10,932	$10,531
7/31/2016	$10,861	$11,208	$10,598
8/31/2016	$11,029	$11,458	$10,586
9/30/2016	$11,083	$11,532	$10,580
10/31/2016	$11,037	$11,568	$10,499
11/30/2016	$11,063	$11,522	$10,250
12/31/2016	$11,203	$11,749	$10,265
1/31/2017	$11,356	$11,907	$10,285
2/28/2017	$11,510	$12,092	$10,354
3/31/2017	$11,493	$12,067	$10,349
4/30/2017	$11,604	$12,203	$10,428
5/31/2017	$11,702	$12,312	$10,509
6/30/2017	$11,712	$12,325	$10,498
7/31/2017	$11,880	$12,467	$10,543
8/31/2017	$11,904	$12,464	$10,638
9/30/2017	$12,000	$12,576	$10,587
10/31/2017	$12,110	$12,625	$10,593
11/30/2017	$12,132	$12,591	$10,580
12/31/2017	$12,200	$12,628	$10,628
1/31/2018	$12,312	$12,709	$10,506
2/28/2018	$12,145	$12,591	$10,406
3/31/2018	$12,067	$12,513	$10,473
4/30/2018	$12,047	$12,596	$10,395
5/31/2018	$12,074	$12,594	$10,469
6/30/2018	$12,040	$12,638	$10,456
7/31/2018	$12,126	$12,779	$10,459
8/31/2018	$12,274	$12,871	$10,526
9/30/2018	$12,301	$12,946	$10,458
10/31/2018	$11,979	$12,734	$10,376
11/30/2018	$11,915	$12,619	$10,438
12/31/2018	$11,687	$12,342	$10,629
1/31/2019	$12,123	$12,909	$10,742
2/28/2019	$12,292	$13,127	$10,736
3/31/2019	$12,476	$13,255	$10,942
4/30/2019	$12,613	$13,441	$10,945
5/31/2019	$12,589	$13,270	$11,139
6/30/2019	$12,917	$13,595	$11,279
7/31/2019	$12,988	$13,665	$11,304
8/31/2019	$13,060	$13,718	$11,597
9/30/2019	$12,987	$13,762	$11,535
10/31/2019	$13,025	$13,794	$11,570
11/30/2019	$13,046	$13,831	$11,564
12/31/2019	$13,230	$14,120	$11,556
1/31/2020	$13,366	$14,121	$11,778
2/29/2020	$13,274	$13,902	$11,990
3/31/2020	$11,645	$12,266	$11,920
4/30/2020	$12,117	$12,732	$12,132
5/31/2020	$12,606	$13,310	$12,188
6/30/2020	$12,813	$13,437	$12,265
7/31/2020	$13,301	$14,074	$12,448
8/31/2020	$13,523	$14,215	$12,348
9/30/2020	$13,361	$14,068	$12,341
10/31/2020	$13,431	$14,131	$12,286
11/30/2020	$13,939	$14,697	$12,406
12/31/2020	$14,176	$14,978	$12,423
1/31/2021	$14,245	$15,036	$12,334
2/28/2021	$14,367	$15,088	$12,156
3/31/2021	$14,301	$15,114	$12,005
4/30/2021	$14,440	$15,280	$12,099
5/31/2021	$14,479	$15,324	$12,139
6/30/2021	$14,585	$15,532	$12,224
7/31/2021	$14,621	$15,587	$12,361
8/31/2021	$14,692	$15,673	$12,337
9/30/2021	$14,590	$15,679	$12,230
10/31/2021	$14,695	$15,650	$12,227
11/30/2021	$14,612	$15,488	$12,263
12/31/2021	$14,612	$15,779	$12,232
1/31/2022	$14,123	$15,346	$11,968
2/28/2022	$13,951	$15,209	$11,835
3/31/2022	$13,732	$15,070	$11,506
4/30/2022	$13,316	$14,522	$11,069
5/31/2022	$13,281	$14,557	$11,141
6/30/2022	$12,635	$13,565	$10,966
7/31/2022	$13,082	$14,383	$11,234
8/31/2022	$12,883	$14,041	$10,917
9/30/2022	$12,404	$13,478	$10,445
10/31/2022	$12,607	$13,862	$10,310
11/30/2022	$12,853	$14,122	$10,689
12/31/2022	$12,717	$14,018	$10,641
1/31/2023	$13,110	$14,566	$10,968
2/28/2023	$12,828	$14,380	$10,684
3/31/2023	$12,935	$14,540	$10,956
4/30/2023	$12,985	$14,683	$11,022
5/31/2023	$12,796	$14,544	$10,902
6/30/2023	$12,941	$14,782	$10,863
7/31/2023	$13,068	$14,994	$10,856
8/31/2023	$12,973	$15,039	$10,786
9/30/2023	$12,746	$14,863	$10,512
10/31/2023	$12,614	$14,679	$10,346
11/30/2023	$13,146	$15,350	$10,815
12/31/2023	$13,549	$15,917	$11,229
1/31/2024	$13,591	$15,921	$11,198
2/29/2024	$13,614	$15,968	$11,040
3/31/2024	$13,793	$16,160	$11,142
4/30/2024	$13,624	$15,999	$10,860
5/31/2024	$13,826	$16,182	$11,044
6/30/2024	$13,912	$16,339	$11,149
7/31/2024	$14,115	$16,661	$11,409
8/31/2024	$14,320	$16,927	$11,573
9/30/2024	$14,545	$17,204	$11,728
10/31/2024	$14,369	$17,110	$11,437
11/30/2024	$14,576	$17,308	$11,558
12/31/2024	$14,423	$17,234	$11,369
1/31/2025	$14,614	$17,473	$11,430
2/28/2025	$14,706	$17,588	$11,681
3/31/2025	$14,531	$17,400	$11,685
4/30/2025	$14,458	$17,402	$11,731
5/31/2025	$14,611	$17,695	$11,647
6/30/2025	$14,950	$18,025	$11,826
7/31/2025	$14,980	$18,098	$11,795
8/31/2025	$15,219	$18,320	$11,936
9/30/2025	$15,374	$18,461	$12,067
10/31/2025	$15,488	$18,499	$12,142
11/30/2025	$15,537	$18,592	$12,217
12/31/2025	$15,588	$18,714	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	8.07%	1.92%	4.54%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 23,018,359,961
Holdings Count | Holding	897
Advisory Fees Paid, Amount	$ 90,619,125
InvestmentCompanyPortfolioTurnover	310.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158205
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R4
Trading Symbol	LBNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.49%, reflecting performance at the net asset value (NAV) of Class R4 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,796	$9,842	$10,138
2/29/2016	$9,782	$9,888	$10,210
3/31/2016	$10,162	$10,325	$10,303
4/30/2016	$10,420	$10,737	$10,343
5/31/2016	$10,489	$10,815	$10,345
6/30/2016	$10,599	$10,932	$10,531
7/31/2016	$10,889	$11,208	$10,598
8/31/2016	$11,060	$11,458	$10,586
9/30/2016	$11,101	$11,532	$10,580
10/31/2016	$11,072	$11,568	$10,499
11/30/2016	$11,086	$11,522	$10,250
12/31/2016	$11,229	$11,749	$10,265
1/31/2017	$11,398	$11,907	$10,285
2/28/2017	$11,540	$12,092	$10,354
3/31/2017	$11,541	$12,067	$10,349
4/30/2017	$11,654	$12,203	$10,428
5/31/2017	$11,740	$12,312	$10,509
6/30/2017	$11,766	$12,325	$10,498
7/31/2017	$11,923	$12,467	$10,543
8/31/2017	$11,950	$12,464	$10,638
9/30/2017	$12,063	$12,576	$10,587
10/31/2017	$12,176	$12,625	$10,593
11/30/2017	$12,187	$12,591	$10,580
12/31/2017	$12,257	$12,628	$10,628
1/31/2018	$12,372	$12,709	$10,506
2/28/2018	$12,207	$12,591	$10,406
3/31/2018	$12,132	$12,513	$10,473
4/30/2018	$12,114	$12,596	$10,395
5/31/2018	$12,159	$12,594	$10,469
6/30/2018	$12,127	$12,638	$10,456
7/31/2018	$12,216	$12,779	$10,459
8/31/2018	$12,352	$12,871	$10,526
9/30/2018	$12,397	$12,946	$10,458
10/31/2018	$12,076	$12,734	$10,376
11/30/2018	$12,015	$12,619	$10,438
12/31/2018	$11,788	$12,342	$10,629
1/31/2019	$12,229	$12,909	$10,742
2/28/2019	$12,402	$13,127	$10,736
3/31/2019	$12,590	$13,255	$10,942
4/30/2019	$12,730	$13,441	$10,945
5/31/2019	$12,709	$13,270	$11,139
6/30/2019	$13,042	$13,595	$11,279
7/31/2019	$13,117	$13,665	$11,304
8/31/2019	$13,176	$13,718	$11,597
9/30/2019	$13,120	$13,762	$11,535
10/31/2019	$13,162	$13,794	$11,570
11/30/2019	$13,186	$13,831	$11,564
12/31/2019	$13,374	$14,120	$11,556
1/31/2020	$13,498	$14,121	$11,778
2/29/2020	$13,424	$13,902	$11,990
3/31/2020	$11,767	$12,266	$11,920
4/30/2020	$12,246	$12,732	$12,132
5/31/2020	$12,742	$13,310	$12,188
6/30/2020	$12,954	$13,437	$12,265
7/31/2020	$13,466	$14,074	$12,448
8/31/2020	$13,677	$14,215	$12,348
9/30/2020	$13,532	$14,068	$12,341
10/31/2020	$13,606	$14,131	$12,286
11/30/2020	$14,123	$14,697	$12,406
12/31/2020	$14,365	$14,978	$12,423
1/31/2021	$14,421	$15,036	$12,334
2/28/2021	$14,565	$15,088	$12,156
3/31/2021	$14,484	$15,114	$12,005
4/30/2021	$14,644	$15,280	$12,099
5/31/2021	$14,669	$15,324	$12,139
6/30/2021	$14,797	$15,532	$12,224
7/31/2021	$14,837	$15,587	$12,361
8/31/2021	$14,912	$15,673	$12,337
9/30/2021	$14,812	$15,679	$12,230
10/31/2021	$14,904	$15,650	$12,227
11/30/2021	$14,840	$15,488	$12,263
12/31/2021	$14,826	$15,779	$12,232
1/31/2022	$14,351	$15,346	$11,968
2/28/2022	$14,162	$15,209	$11,835
3/31/2022	$13,943	$15,070	$11,506
4/30/2022	$13,542	$14,522	$11,069
5/31/2022	$13,509	$14,557	$11,141
6/30/2022	$12,857	$13,565	$10,966
7/31/2022	$13,313	$14,383	$11,234
8/31/2022	$13,114	$14,041	$10,917
9/30/2022	$12,613	$13,478	$10,445
10/31/2022	$12,822	$13,862	$10,310
11/30/2022	$13,092	$14,122	$10,689
12/31/2022	$12,939	$14,018	$10,641
1/31/2023	$13,341	$14,566	$10,968
2/28/2023	$13,076	$14,380	$10,684
3/31/2023	$13,169	$14,540	$10,956
4/30/2023	$13,241	$14,683	$11,022
5/31/2023	$13,033	$14,544	$10,902
6/30/2023	$13,202	$14,782	$10,863
7/31/2023	$13,316	$14,994	$10,856
8/31/2023	$13,221	$15,039	$10,786
9/30/2023	$13,013	$14,863	$10,512
10/31/2023	$12,862	$14,679	$10,346
11/30/2023	$13,406	$15,350	$10,815
12/31/2023	$13,819	$15,917	$11,229
1/31/2024	$13,866	$15,921	$11,198
2/29/2024	$13,911	$15,968	$11,040
3/31/2024	$14,097	$16,160	$11,142
4/30/2024	$13,927	$15,999	$10,860
5/31/2024	$14,137	$16,182	$11,044
6/30/2024	$14,207	$16,339	$11,149
7/31/2024	$14,418	$16,661	$11,409
8/31/2024	$14,650	$16,927	$11,573
9/30/2024	$14,883	$17,204	$11,728
10/31/2024	$14,686	$17,110	$11,437
11/30/2024	$14,920	$17,308	$11,558
12/31/2024	$14,747	$17,234	$11,369
1/31/2025	$14,966	$17,473	$11,430
2/28/2025	$15,063	$17,588	$11,681
3/31/2025	$14,867	$17,400	$11,685
4/30/2025	$14,795	$17,402	$11,731
5/31/2025	$14,955	$17,695	$11,647
6/30/2025	$15,305	$18,025	$11,826
7/31/2025	$15,338	$18,098	$11,795
8/31/2025	$15,608	$18,320	$11,936
9/30/2025	$15,770	$18,461	$12,067
10/31/2025	$15,868	$18,499	$12,142
11/30/2025	$15,944	$18,592	$12,217
12/31/2025	$15,999	$18,714	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	8.49%	2.18%	4.81%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 23,018,359,961
Holdings Count | Holding	897
Advisory Fees Paid, Amount	$ 90,619,125
InvestmentCompanyPortfolioTurnover	310.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158206
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R5
Trading Symbol	LBNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.62%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,797	$9,842	$10,138
2/29/2016	$9,784	$9,888	$10,210
3/31/2016	$10,169	$10,325	$10,303
4/30/2016	$10,444	$10,737	$10,343
5/31/2016	$10,501	$10,815	$10,345
6/30/2016	$10,628	$10,932	$10,531
7/31/2016	$10,909	$11,208	$10,598
8/31/2016	$11,082	$11,458	$10,586
9/30/2016	$11,127	$11,532	$10,580
10/31/2016	$11,099	$11,568	$10,499
11/30/2016	$11,130	$11,522	$10,250
12/31/2016	$11,262	$11,749	$10,265
1/31/2017	$11,435	$11,907	$10,285
2/28/2017	$11,595	$12,092	$10,354
3/31/2017	$11,583	$12,067	$10,349
4/30/2017	$11,699	$12,203	$10,428
5/31/2017	$11,788	$12,312	$10,509
6/30/2017	$11,817	$12,325	$10,498
7/31/2017	$11,978	$12,467	$10,543
8/31/2017	$12,022	$12,464	$10,638
9/30/2017	$12,124	$12,576	$10,587
10/31/2017	$12,240	$12,625	$10,593
11/30/2017	$12,268	$12,591	$10,580
12/31/2017	$12,327	$12,628	$10,628
1/31/2018	$12,446	$12,709	$10,506
2/28/2018	$12,295	$12,591	$10,406
3/31/2018	$12,207	$12,513	$10,473
4/30/2018	$12,207	$12,596	$10,395
5/31/2018	$12,239	$12,594	$10,469
6/30/2018	$12,209	$12,638	$10,456
7/31/2018	$12,302	$12,779	$10,459
8/31/2018	$12,457	$12,871	$10,526
9/30/2018	$12,490	$12,946	$10,458
10/31/2018	$12,167	$12,734	$10,376
11/30/2018	$12,107	$12,619	$10,438
12/31/2018	$11,879	$12,342	$10,629
1/31/2019	$12,328	$12,909	$10,742
2/28/2019	$12,506	$13,127	$10,736
3/31/2019	$12,699	$13,255	$10,942
4/30/2019	$12,843	$13,441	$10,945
5/31/2019	$12,824	$13,270	$11,139
6/30/2019	$13,164	$13,595	$11,279
7/31/2019	$13,243	$13,665	$11,304
8/31/2019	$13,306	$13,718	$11,597
9/30/2019	$13,252	$13,762	$11,535
10/31/2019	$13,297	$13,794	$11,570
11/30/2019	$13,324	$13,831	$11,564
12/31/2019	$13,517	$14,120	$11,556
1/31/2020	$13,646	$14,121	$11,778
2/29/2020	$13,574	$13,902	$11,990
3/31/2020	$11,909	$12,266	$11,920
4/30/2020	$12,398	$12,732	$12,132
5/31/2020	$12,904	$13,310	$12,188
6/30/2020	$13,122	$13,437	$12,265
7/31/2020	$13,629	$14,074	$12,448
8/31/2020	$13,863	$14,215	$12,348
9/30/2020	$13,701	$14,068	$12,341
10/31/2020	$13,779	$14,131	$12,286
11/30/2020	$14,308	$14,697	$12,406
12/31/2020	$14,558	$14,978	$12,423
1/31/2021	$14,617	$15,036	$12,334
2/28/2021	$14,766	$15,088	$12,156
3/31/2021	$14,687	$15,114	$12,005
4/30/2021	$14,853	$15,280	$12,099
5/31/2021	$14,899	$15,324	$12,139
6/30/2021	$15,015	$15,532	$12,224
7/31/2021	$15,059	$15,587	$12,361
8/31/2021	$15,138	$15,673	$12,337
9/30/2021	$15,039	$15,679	$12,230
10/31/2021	$15,153	$15,650	$12,227
11/30/2021	$15,074	$15,488	$12,263
12/31/2021	$15,062	$15,779	$12,232
1/31/2022	$14,581	$15,346	$11,968
2/28/2022	$14,408	$15,209	$11,835
3/31/2022	$14,187	$15,070	$11,506
4/30/2022	$13,762	$14,522	$11,069
5/31/2022	$13,731	$14,557	$11,141
6/30/2022	$13,066	$13,565	$10,966
7/31/2022	$13,536	$14,383	$11,234
8/31/2022	$13,335	$14,041	$10,917
9/30/2022	$12,844	$13,478	$10,445
10/31/2022	$13,060	$13,862	$10,310
11/30/2022	$13,320	$14,122	$10,689
12/31/2022	$13,185	$14,018	$10,641
1/31/2023	$13,599	$14,566	$10,968
2/28/2023	$13,330	$14,380	$10,684
3/31/2023	$13,427	$14,540	$10,956
4/30/2023	$13,485	$14,683	$11,022
5/31/2023	$13,294	$14,544	$10,902
6/30/2023	$13,469	$14,782	$10,863
7/31/2023	$13,588	$14,994	$10,856
8/31/2023	$13,494	$15,039	$10,786
9/30/2023	$13,282	$14,863	$10,512
10/31/2023	$13,130	$14,679	$10,346
11/30/2023	$13,691	$15,350	$10,815
12/31/2023	$14,117	$15,917	$11,229
1/31/2024	$14,168	$15,921	$11,198
2/29/2024	$14,197	$15,968	$11,040
3/31/2024	$14,410	$16,160	$11,142
4/30/2024	$14,239	$15,999	$10,860
5/31/2024	$14,436	$16,182	$11,044
6/30/2024	$14,531	$16,339	$11,149
7/31/2024	$14,751	$16,661	$11,409
8/31/2024	$14,992	$16,927	$11,573
9/30/2024	$15,213	$17,204	$11,728
10/31/2024	$15,035	$17,110	$11,437
11/30/2024	$15,258	$17,308	$11,558
12/31/2024	$15,104	$17,234	$11,369
1/31/2025	$15,331	$17,473	$11,430
2/28/2025	$15,412	$17,588	$11,681
3/31/2025	$15,235	$17,400	$11,685
4/30/2025	$15,164	$17,402	$11,731
5/31/2025	$15,331	$17,695	$11,647
6/30/2025	$15,694	$18,025	$11,826
7/31/2025	$15,732	$18,098	$11,795
8/31/2025	$16,012	$18,320	$11,936
9/30/2025	$16,160	$18,461	$12,067
10/31/2025	$16,287	$18,499	$12,142
11/30/2025	$16,345	$18,592	$12,217
12/31/2025	$16,405	$18,714	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	8.62%	2.42%	5.07%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 23,018,359,961
Holdings Count | Holding	897
Advisory Fees Paid, Amount	$ 90,619,125
InvestmentCompanyPortfolioTurnover	310.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158207
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R6
Trading Symbol	LBNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.88%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,798	$9,842	$10,138
2/29/2016	$9,772	$9,888	$10,210
3/31/2016	$10,158	$10,325	$10,303
4/30/2016	$10,434	$10,737	$10,343
5/31/2016	$10,491	$10,815	$10,345
6/30/2016	$10,619	$10,932	$10,531
7/31/2016	$10,899	$11,208	$10,598
8/31/2016	$11,074	$11,458	$10,586
9/30/2016	$11,119	$11,532	$10,580
10/31/2016	$11,092	$11,568	$10,499
11/30/2016	$11,124	$11,522	$10,250
12/31/2016	$11,256	$11,749	$10,265
1/31/2017	$11,430	$11,907	$10,285
2/28/2017	$11,576	$12,092	$10,354
3/31/2017	$11,579	$12,067	$10,349
4/30/2017	$11,696	$12,203	$10,428
5/31/2017	$11,785	$12,312	$10,509
6/30/2017	$11,815	$12,325	$10,498
7/31/2017	$11,977	$12,467	$10,543
8/31/2017	$12,007	$12,464	$10,638
9/30/2017	$12,125	$12,576	$10,587
10/31/2017	$12,242	$12,625	$10,593
11/30/2017	$12,256	$12,591	$10,580
12/31/2017	$12,330	$12,628	$10,628
1/31/2018	$12,450	$12,709	$10,506
2/28/2018	$12,285	$12,591	$10,406
3/31/2018	$12,212	$12,513	$10,473
4/30/2018	$12,198	$12,596	$10,395
5/31/2018	$12,246	$12,594	$10,469
6/30/2018	$12,217	$12,638	$10,456
7/31/2018	$12,310	$12,779	$10,459
8/31/2018	$12,451	$12,871	$10,526
9/30/2018	$12,500	$12,946	$10,458
10/31/2018	$12,177	$12,734	$10,376
11/30/2018	$12,118	$12,619	$10,438
12/31/2018	$11,891	$12,342	$10,629
1/31/2019	$12,341	$12,909	$10,742
2/28/2019	$12,519	$13,127	$10,736
3/31/2019	$12,714	$13,255	$10,942
4/30/2019	$12,859	$13,441	$10,945
5/31/2019	$12,841	$13,270	$11,139
6/30/2019	$13,182	$13,595	$11,279
7/31/2019	$13,261	$13,665	$11,304
8/31/2019	$13,325	$13,718	$11,597
9/30/2019	$13,271	$13,762	$11,535
10/31/2019	$13,317	$13,794	$11,570
11/30/2019	$13,329	$13,831	$11,564
12/31/2019	$13,523	$14,120	$11,556
1/31/2020	$13,669	$14,121	$11,778
2/29/2020	$13,597	$13,902	$11,990
3/31/2020	$11,930	$12,266	$11,920
4/30/2020	$12,421	$12,732	$12,132
5/31/2020	$12,929	$13,310	$12,188
6/30/2020	$13,131	$13,437	$12,265
7/31/2020	$13,657	$14,074	$12,448
8/31/2020	$13,875	$14,215	$12,348
9/30/2020	$13,731	$14,068	$12,341
10/31/2020	$13,810	$14,131	$12,286
11/30/2020	$14,341	$14,697	$12,406
12/31/2020	$14,592	$14,978	$12,423
1/31/2021	$14,652	$15,036	$12,334
2/28/2021	$14,802	$15,088	$12,156
3/31/2021	$14,723	$15,114	$12,005
4/30/2021	$14,891	$15,280	$12,099
5/31/2021	$14,920	$15,324	$12,139
6/30/2021	$15,055	$15,532	$12,224
7/31/2021	$15,099	$15,587	$12,361
8/31/2021	$15,179	$15,673	$12,337
9/30/2021	$15,081	$15,679	$12,230
10/31/2021	$15,179	$15,650	$12,227
11/30/2021	$15,100	$15,488	$12,263
12/31/2021	$15,108	$15,779	$12,232
1/31/2022	$14,625	$15,346	$11,968
2/28/2022	$14,434	$15,209	$11,835
3/31/2022	$14,214	$15,070	$11,506
4/30/2022	$13,807	$14,522	$11,069
5/31/2022	$13,777	$14,557	$11,141
6/30/2022	$13,111	$13,565	$10,966
7/31/2022	$13,583	$14,383	$11,234
8/31/2022	$13,382	$14,041	$10,917
9/30/2022	$12,890	$13,478	$10,445
10/31/2022	$13,089	$13,862	$10,310
11/30/2022	$13,369	$14,122	$10,689
12/31/2022	$13,216	$14,018	$10,641
1/31/2023	$13,651	$14,566	$10,968
2/28/2023	$13,362	$14,380	$10,684
3/31/2023	$13,481	$14,540	$10,956
4/30/2023	$13,539	$14,683	$11,022
5/31/2023	$13,348	$14,544	$10,902
6/30/2023	$13,505	$14,782	$10,863
7/31/2023	$13,625	$14,994	$10,856
8/31/2023	$13,552	$15,039	$10,786
9/30/2023	$13,321	$14,863	$10,512
10/31/2023	$13,169	$14,679	$10,346
11/30/2023	$13,753	$15,350	$10,815
12/31/2023	$14,163	$15,917	$11,229
1/31/2024	$14,215	$15,921	$11,198
2/29/2024	$14,266	$15,968	$11,040
3/31/2024	$14,460	$16,160	$11,142
4/30/2024	$14,290	$15,999	$10,860
5/31/2024	$14,509	$16,182	$11,044
6/30/2024	$14,606	$16,339	$11,149
7/31/2024	$14,828	$16,661	$11,409
8/31/2024	$15,050	$16,927	$11,573
9/30/2024	$15,295	$17,204	$11,728
10/31/2024	$15,096	$17,110	$11,437
11/30/2024	$15,342	$17,308	$11,558
12/31/2024	$15,167	$17,234	$11,369
1/31/2025	$15,397	$17,473	$11,430
2/28/2025	$15,501	$17,588	$11,681
3/31/2025	$15,324	$17,400	$11,685
4/30/2025	$15,254	$17,402	$11,731
5/31/2025	$15,423	$17,695	$11,647
6/30/2025	$15,789	$18,025	$11,826
7/31/2025	$15,829	$18,098	$11,795
8/31/2025	$16,090	$18,320	$11,936
9/30/2025	$16,262	$18,461	$12,067
10/31/2025	$16,369	$18,499	$12,142
11/30/2025	$16,451	$18,592	$12,217
12/31/2025	$16,513	$18,714	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	8.88%	2.50%	5.14%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 23,018,359,961
Holdings Count | Holding	897
Advisory Fees Paid, Amount	$ 90,619,125
InvestmentCompanyPortfolioTurnover	310.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.